Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	13 years
Expected contributions in respect of funded pension plans in 2019	$ 239
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	741
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	497
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	467
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	414
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	399
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 2,142
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	18 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 27
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	26
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	26
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 120